AXP(R) Small
                                                                         Company
                                                                      Index Fund

                                                              2002 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) ruler

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Good Things, Small Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXP Small Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.

Table of Contents

2002 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

Portfolio Managers' Q & A                           3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

The Fund's Long-term Performance                    8

Board Members and Officers                          9

Independent Auditors' Report                       12

Financial Statements                               13

Notes to Financial Statements                      16

Investments in Securities                          22

Federal Income Tax Information                     31

--------------------------------------------------------------------------------
2 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

Portfolio Managers' Q & A

Q: How did the Fund perform over the 12-month period ended January 31, 2002?

A: In a generally difficult environment for equity markets over the past 12 months, small-cap stocks managed to perform reasonably well. For the year, the Fund gained 1.98% (Class A shares excluding sales charges). By comparison, the small company stock index upon which the Fund is based, the Standard & Poor's SmallCap 600 Index, returned 3.01%.

Q: What accounted for the Fund's performance during the year?

A: While the Fund seeks to track very closely to the S&P SmallCap 600 Index, it is not able to fully duplicate performance. Due to fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index. As a whole, small-cap stocks actually were able to withstand a severe bear market for equities far better than larger-cap issues. This worked to the Fund's benefit. The closing months of 2001 were particularly helpful, as stocks of companies that benefit from a strong economy began to bounce back after struggling

--------------------------------------------------------------------------------
3 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT throughout the year. That helped the Fund finish in positive territory for the 12-month period. Over that time, stocks of food, drug, tobacco and automobile companies performed particularly well for the portfolio. By contrast, technology and telecommunications issues were laggards during the year, although a number of these stocks managed to recover some of their losses at the end of 2001.

Q: Did significant changes take place in the Index during the year?

A: The Fund is designed to own every stock in the Index, and at approximately comparable weights to the positions those stocks represent in the Index. Each year, changes are made in the Index based on conditions in the market and changes in company positions. In the past 12 months, there were fewer changes than normal, although a number of previously high-flying technology stocks were dropped from the Index (and consequently, the Fund). The stocks added during the year represented a broad mix of both growth- and value-oriented issues.

Q: What is your outlook for the coming year?

A: The stock market's recovery in the closing months of 2001 was in response to indications that the U.S. economy was on the mend after slipping into a recession last year. Small stocks typically perform well in the early stages of an economic rebound. Since small-cap issues reacted so much better than large-cap names in the past year, it is unclear if there is room for them to continue to hold a leadership position. While we are concerned that the market may have advanced a bit too far too quickly in the past few months, we are generally optimistic that an improving economic environment should result in better prospects for stock investors. As always, the Fund is fully invested in order to capture the full opportunity the markets have to offer small-cap stock investors in the year ahead.

James M. Johnson, Jr., CFA

David B. Factor, CFA

Note to shareholders: In September 2001, David Factor joined James M. Johnson, Jr. as a portfolio manager for AXP Small Company Index Fund.

--------------------------------------------------------------------------------
4 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $6.35
Jan. 31, 2001                                                     $6.50
Decrease                                                          $0.15

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $0.26
Total distributions                                               $0.27
Total return*                                                    +1.98%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $6.04
Jan. 31, 2001                                                     $6.25
Decrease                                                          $0.21

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $0.26
Total distributions                                               $0.27
Total return*                                                    +1.09%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $6.40
Jan. 31, 2001                                                     $6.54
Decrease                                                          $0.14

Distributions -- Feb. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $0.26
Total distributions                                               $0.27
Total return*                                                    +2.12%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

--------------------------------------------------------------------------------
5 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

The 10 Largest Holdings
                                  Percent                        Value
                              (of net assets)            (as of Jan. 31, 2002)
Cephalon                            0.9%                      $9,998,391
D.R. Horton                         0.7                        8,681,362
AdvancePCS                          0.7                        8,575,131
Varian Medical Systems              0.7                        7,996,546
Whole Foods Market                  0.6                        6,964,073
Michaels Stores                     0.6                        6,843,934
Alliant Techsystems                 0.6                        6,596,591
Constellation Brands                0.6                        6,258,619
XTO Energy                          0.5                        6,032,944
Adaptec                             0.5                        5,652,700

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 6.4% of net assets

--------------------------------------------------------------------------------
6 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

--------------------------------------------------------------------------------
7 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

The Fund's Long-term Performance

             Value of your $10,000 in AXP Small Company Index Fund
(line chart)

$20,000
                             S&P SmallCap 600 Index
                                                                         $16,198
                                                    AXP Small Company Index Fund
                Lipper Small-Cap Core Funds Index                        Class A

   $9,425

9/1/96       1/97        1/98        1/99         1/00         1/01         1/02

Average Annual Total Returns (as of Jan. 31, 2002)

                                                Since
                1 year          5 year       inception*
Class A         -3.89%          +7.89%         +9.25%
Class B         -2.77%          +8.19%         +9.60%
Class Y         +2.12%          +9.31%        +10.58%

* Inception date was Aug. 19, 1996.

Assumes: Holding period from 9/1/96 to 1/31/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $4,452. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index) and the Lipper Small-Cap Core Funds Index. In comparing AXP Small Company Index Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

The S&P SmallCap 600 Index, an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the index.

The Lipper Small-Cap Core Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
8 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 76 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute                                                                     Association Inc.
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall Texaco, Inc.               Board member since 2001        Private investor;
2000 Westchester Avenue                                               formerly with Texaco
White Plains, NY 10650                                                Inc., treasurer,
Born in 1944                                                          1999-2001 and general
                                                                      manager, alliance
                                                                      management operations,
                                                                      1998-1999. Prior to that,
                                                                      director, International
                                                                      Operations IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

--------------------------------------------------------------------------------
9 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen R. Lewis, Jr.                  Board member since 2002        President and professor
Carlton College                                                       of economics, Carlton
One North College Street                                              College
Northfield, MN 55057
Born in 1939
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior vice president -
53600 AXP Financial Center             vice president since 2002      chief investment officer
Minneapolis, MN 55474                                                 of AEFC; former chief
Born in 1960                                                          investment officer and
                                                                      managing director, Zurich
                                                                      Scudder Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

--------------------------------------------------------------------------------
10 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Vice president since 2002      Senior vice president -
50239 AXP Financial Center                                            institutional group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
11 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2002, and the financial highlights for each of years in the five-year period ended January 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Small Company Index Fund as of January 31, 2002, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

March 1, 2002

--------------------------------------------------------------------------------
12 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

Jan. 31, 2002
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,140,995,698)                                                                  $1,189,315,406
Capital shares receivable                                                                                   107,224
Dividends and accrued interest receivable                                                                   381,552
Receivable for investment securities sold                                                                 6,202,922
U.S. government securities held as collateral (Note 5)                                                      145,546
                                                                                                            -------
Total assets                                                                                          1,196,152,650
                                                                                                      -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                            44,576
Payable for investment securities purchased                                                               2,537,035
Payable upon return of securities loaned (Note 5)                                                        25,257,771
Accrued investment management services fee                                                                   11,277
Accrued distribution fee                                                                                     16,841
Accrued service fee                                                                                              22
Accrued transfer agency fee                                                                                   2,293
Accrued administrative services fee                                                                           1,993
Other accrued expenses                                                                                      117,941
                                                                                                            -------
Total liabilities                                                                                        27,989,749
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                   $1,168,162,901
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,875,422
Additional paid-in capital                                                                            1,133,172,210
Undistributed net investment income                                                                          18,941
Accumulated net realized gain (loss) (Note 8)                                                           (15,045,254)
Unrealized appreciation (depreciation) on investments (Note 6)                                           48,141,582
Total -- representing net assets applicable to outstanding capital stock                             $1,168,162,901
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $  705,013,779
                                                            Class B                                  $  455,037,032
                                                            Class Y                                  $    8,112,090
Net asset value per share of outstanding capital stock:     Class A shares        110,981,117        $         6.35
                                                            Class B shares         75,294,366        $         6.04
                                                            Class Y shares          1,266,674        $         6.40
                                                                                    ---------        --------------
* Including securities on loan, at value (Note 5)                                                    $   24,400,449
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Statement of operations
AXP Small Company Index Fund

Year ended Jan. 31, 2002
Investment income
Income:
Dividends                                                                                               $ 7,971,884
Interest                                                                                                  1,055,061
   Less foreign taxes withheld                                                                               (4,144)
                                                                                                             ------
Total income                                                                                              9,022,801
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        4,135,567
Distribution fee
   Class A                                                                                                1,622,199
   Class B                                                                                                4,202,138
Transfer agency fee                                                                                       1,967,001
Incremental transfer agency fee
   Class A                                                                                                  133,546
   Class B                                                                                                  140,421
Service fee -- Class Y                                                                                        7,960
Administrative services fees and expenses                                                                   730,484
Compensation of board members                                                                                13,651
Custodian fees                                                                                              147,836
Printing and postage                                                                                        239,458
Registration fees                                                                                           110,448
Licensing fees                                                                                               22,150
Audit fees                                                                                                   21,500
Other                                                                                                        48,714
                                                                                                             ------
Total expenses                                                                                           13,543,073
   Earnings credits on cash balances (Note 2)                                                               (34,335)
                                                                                                            -------
Total net expenses                                                                                       13,508,738
                                                                                                         ----------
Investment income (loss) -- net                                                                          (4,485,937)
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                          (989,081)
   Futures contracts                                                                                       (664,773)
                                                                                                           --------
Net realized gain (loss) on investments                                                                  (1,653,854)
Net change in unrealized appreciation (depreciation) on investments                                      25,394,163
                                                                                                         ----------
Net gain (loss) on investments                                                                           23,740,309
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $19,254,372
                                                                                                        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Small Company Index Fund

Year ended Jan. 31,                                                                   2002                  2001
Operations and distributions
Investment income (loss) -- net                                                $   (4,485,937)       $   (3,950,181)
Net realized gain (loss) on investments                                            (1,653,854)          171,282,093
Net change in unrealized appreciation (depreciation) on investments                25,394,163            12,642,797
                                                                                   ----------            ----------
Net increase (decrease) in net assets resulting from operations                    19,254,372           179,974,709
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net realized gain
     Class A                                                                      (28,920,944)          (77,320,410)
     Class B                                                                      (19,464,112)          (52,306,806)
     Class Y                                                                         (386,465)             (796,261)
                                                                                     --------              --------
Total distributions                                                               (48,771,521)         (130,423,477)
                                                                                  -----------          ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        172,672,579           143,935,091
   Class B shares                                                                  83,730,762            69,187,399
   Class Y shares                                                                   4,826,518             6,224,780
Reinvestment of distributions at net asset value
   Class A shares                                                                  28,373,975            75,845,013
   Class B shares                                                                  19,238,538            51,736,351
   Class Y shares                                                                     386,465               796,261
Payments for redemptions
   Class A shares                                                                (148,759,043)         (192,363,610)
   Class B shares (Note 2)                                                        (69,954,297)          (92,829,556)
   Class Y shares                                                                  (4,639,115)           (2,246,641)
                                                                                   ----------            ----------
Increase (decrease) in net assets from capital share transactions                  85,876,382            60,285,088
                                                                                   ----------            ----------
Total increase (decrease) in net assets                                            56,359,233           109,836,320
Net assets at beginning of year                                                 1,111,803,668         1,001,967,348
                                                                                -------------         -------------
Net assets at end of year                                                      $1,168,162,901        $1,111,803,668
                                                                               ==============        ==============
Undistributed net investment income                                            $       18,941        $           --
                                                                               --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o   Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
16 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $4,504,878 and accumulated net realized loss has been decreased by $9,366 resulting in a net reclassification adjustment to decrease additional paid-in capital by $4,514,244.

The tax character of distributions paid during 2001 is as follows:

                                               Amount         Per share
Class A Distributions paid from:
   Ordinary income                        $ 1,209,829          $0.01141
   Long-term capital gain                  27,711,115           0.26183

Class B Distributions paid from:
   Ordinary income                            810,607           0.01141
   Long-term capital gain                  18,653,505           0.26183

Class Y Distributions paid from:
   Ordinary income                             16,138           0.01141
   Long-term capital gain                     370,327           0.26183

--------------------------------------------------------------------------------
17 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

As of Jan. 31, 2002, the components of net assets on a tax basis are as follows:

Undistributed ordinary income                              $        --
Accumulated gain (loss)                                    $(2,982,099)
Unrealized appreciation (depreciation)                     $36,097,368

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $223,988 for the year ended Jan. 31, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19
o   Class B $20
o   Class Y $17

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

--------------------------------------------------------------------------------
18 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,648,905 for Class A and $334,893 for Class B for the year ended Jan. 31, 2002.

During the year ended Jan. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $34,335 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $231,039,636 and $208,650,197, respectively, for the year ended Jan. 31, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                      Year ended Jan. 31, 2002
                                             Class A          Class B            Class Y
Sold                                       28,015,649        14,208,087          773,573
Issued for reinvested distributions         4,554,418         3,244,239           61,539
Redeemed                                  (24,307,216)      (11,935,231)        (741,499)
                                          -----------       -----------         --------
Net increase (decrease)                     8,262,851         5,517,095           93,613
                                            ---------         ---------           ------

                                                      Year ended Jan. 31, 2001
                                             Class A          Class B            Class Y

Sold                                       21,235,602        10,532,836          931,700
Issued for reinvested distributions        13,236,475         9,389,473          138,000
Redeemed                                  (28,245,786)      (14,052,601)        (337,132)
                                          -----------       -----------         --------
Net increase (decrease)                     6,226,291         5,869,708          732,568
                                            ---------         ---------          -------

5. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2002, securities valued at $24,400,449 were on loan to brokers. For collateral, the Fund received $25,112,225 in cash and U.S. government securities valued at $145,546. Income from securities lending amounted to $393,273 for the year ended Jan. 31, 2002. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

6. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of Jan. 31, 2002, included securities valued at $4,215,981 that were pledged as collateral to cover initial margin deposits on 69 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2002 was $16,677,300 with a net unrealized loss of $178,126.

--------------------------------------------------------------------------------
19 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had borrowings of $23,900,000 at a weighted average interest rate of 3.80% for the period from Sept. 13, 2001 to Sept. 14, 2001.

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $2,982,099 as of Jan. 31, 2002, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $6.50        $6.30        $6.11        $6.47        $5.51
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                       (.01)          --         (.01)          --           --
Net gains (losses) (both realized and unrealized)                   .13         1.07          .58         (.12)        1.05
                                                                    ---         ----          ---         ----         ----
Total from investment operations                                    .12         1.07          .57         (.12)        1.05
                                                                    ---         ----          ---         ----         ----
Less distributions:
Distributions from realized gains                                 (.27)        (.87)        (.38)         (.24)        (.09)
                                                                  ----         ----         ----          ----         ----
Net asset value, end of period                                    $6.35        $6.50        $6.30        $6.11        $6.47
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $705         $668         $608         $596         $391
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(b)                   .96%         .87%         .97%         .94%        1.00%(c)
                                                                   ---          ---          ---          ---         ----
Ratio of net investment income (loss)
   to average daily net assets                                    (.12%)       (.08%)       (.11%)       (.02%)       (.05%)
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           20%          44%          30%          29%          25%
                                                                    --           --           --           --           --
Total return(f)                                                   1.98%       18.79%        9.41%       (1.69%)      19.00%
                                                                  ----        -----         ----        -----        -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
20 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $6.25        $6.13        $6.00        $6.40        $5.50
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                       (.05)        (.05)        (.05)        (.04)        (.05)
Net gains (losses) (both realized and unrealized)                   .11         1.04          .56         (.12)        1.04
                                                                    ---         ----          ---         ----         ----
Total from investment operations                                    .06          .99          .51         (.16)         .99
                                                                    ---          ---          ---         ----          ---
Less distributions:
Distributions from realized gains                                  (.27)        (.87)        (.38)        (.24)        (.09)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $6.04        $6.25        $6.13        $6.00        $6.40
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $455         $436         $392         $371         $225
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(b)                  1.72%        1.63%        1.73%        1.70%        1.76%(d)
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
   to average daily net assets                                    (.88%)       (.84%)       (.87%)       (.79%)       (.81%)
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           20%          44%          30%          29%          25%
                                                                    --           --           --           --           --
Total return(f)                                                   1.09%       18.01%        8.55%       (2.42%)      18.12%
                                                                  ----        -----         ----        -----        -----

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $6.54        $6.32        $6.12        $6.47        $5.51
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                         --          .01           --           --           --
Net gains (losses) (both realized and unrealized)                   .13         1.08          .58         (.11)        1.05
                                                                    ---         ----          ---         ----         ----
Total from investment operations                                    .13         1.09          .58         (.11)        1.05
                                                                    ---         ----          ---         ----         ----
Less distributions:
Distributions from realized gains                                  (.27)        (.87)        (.38)        (.24)        (.09)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $6.40        $6.54        $6.32        $6.12        $6.47
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $8           $8           $3           $2           $1
                                                                     --           --           --           --           --
Ratio of expenses to average daily net assets(b)                   .79%         .71%         .81%         .87%         .92%(e)
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
   to average daily net assets                                     .05%         .09%         .03%         .06%         .01%
                                                                   ---          ---          ---          ---          ---
Portfolio turnover rate (excluding short-term securities)           20%          44%          30%          29%          25%
                                                                    --           --           --           --           --
Total return(f)                                                   2.12%       19.04%        9.54%       (1.61%)      19.13%
                                                                  ----        -----         ----        -----        -----

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.05% for the year ended 1998.
(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.81% for the year ended 1998.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.92% for the year ended 1998.
(f) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
21 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund

Jan. 31, 2002
(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                                Shares            Value(a)

Aerospace & defense (1.4%)
AAR                                                   81,275            $698,965
Aeroflex                                             180,054(b)        3,093,328
Alliant Techsystems                                   74,119(b)        6,596,591
Armor Holdings                                        91,165(b)        2,105,000
BE Aerospace                                         105,889(b)          847,112
DRS Technologies                                      48,100(b)        2,029,820
Kaman Cl A                                            67,434           1,051,970
Total                                                                 16,422,786

Airlines (1.0%)
Atlantic Coast Airlines Holdings                     132,388(b)        3,620,812
Frontier Airlines                                     85,943(b)        1,907,075
Mesa Air Group                                        96,658(b)          882,488
Midwest Express Holdings                              41,699(b)          756,420
Skywest                                              171,108           4,688,359
Total                                                                 11,855,154

Automotive & related (2.1%)
Central Parking                                      108,247           2,145,456
GenCorp                                              129,668           1,475,622
Group 1 Automotive                                    68,574(b)        1,971,503
Intermet                                              76,623             340,972
Midas                                                 44,931             516,707
Myers Inds                                            71,896             920,269
O'Reilly Automotive                                  158,443(b)        5,242,878
Oshkosh Truck                                         50,310           2,741,894
Smith (AO)                                            71,679           1,775,489
SPS Technologies                                      39,528(b)        1,376,365
Standard Motor Products                               37,595             530,090
TBC                                                   63,243(b)          746,900
Titan Intl                                            62,378             336,841
Tower Automotive                                     144,948(b)        1,348,016
Winnebago Inds                                        62,168           2,576,864
Total                                                                 24,045,866

Banks and savings & loans (6.3%)
American Financial Holdings                           72,558           1,871,996
Anchor Bancorp Wisconsin                              73,344           1,320,192
Boston Private Financial Holdings                     66,849           1,422,547
Chittenden                                            96,589           2,656,198
Commercial Federal                                   139,793           3,437,510
Community First Bankshares                           121,203           3,010,683
Cullen/Frost Bankers                                 154,918           4,872,170
Dime Community Bancshares                             51,100           1,474,235
Downey Financial                                      85,060           3,912,760
East West Bancorp                                     70,528           1,847,834
First BanCorp                                         80,112           2,323,248
First Midwest Bancorp                                147,052           4,215,980
First Republic Bank                                   41,057(b)        1,085,137
FirstFed Financial                                    52,134(b)        1,361,219
GBC Bancorp                                           34,798           1,104,837
Hudson United Bancorp                                139,253           4,183,159
MAF Bancorp                                           67,784           2,070,801
Provident Bankshares                                  77,052           1,886,233
Riggs Natl                                            85,910           1,209,613
South Financial Group                                124,564           2,391,629
Southwest Bancorp of Texas                            99,230(b)        2,860,801
Staten Island Bancorp                                190,307           3,691,956
Sterling Bancshares                                  127,585           1,684,122
Susquehanna Bancshares                               118,555           2,661,560
TrustCo Bank NY                                      214,722           2,772,061
United Bankshares                                    136,087           3,938,358
Washington Federal                                   174,353           4,890,601
Whitney Holding                                       79,651           3,593,057
Total                                                                 73,750,497

Beverages & tobacco (0.8%)
Coca-Cola Bottling                                    26,389           1,108,338
Constellation Brands                                 130,742(b)        6,258,619
DIMON                                                134,585           1,036,305
Schweitzer-Mauduit Intl                               44,726           1,035,407
Total                                                                  9,438,669

Building materials & construction (5.2%)
Apogee Enterprises                                    85,204           1,252,499
Building Materials Holding                            39,121(b)          551,215
Butler Mfg                                            18,963             506,881
D.R. Horton                                          231,874           8,681,362
Elcor                                                 57,998           1,310,755
EMCOR Group                                           44,654(b)        2,134,461
Fleetwood Enterprises                                105,495           1,160,445
Florida Rock Inds                                     85,000           3,116,950
Hughes Supply                                         71,381           2,172,838
Insituform Technologies Cl A                          79,865(b)        1,921,552
Lennox Intl                                          170,532           1,739,426
M.D.C. Holdings                                       80,052           3,212,487
Massey Energy                                        224,310           3,326,517
Monaco Coach                                          86,184(b)        2,447,626

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Building materials & construction (cont.)
NVR                                                   22,549(b)       $5,411,083
Ryland Group                                          39,975           3,130,442
Simpson Mfg                                           36,619(b)        1,929,089
Skyline                                               25,298             796,887
Standard Pacific                                      88,512           2,334,061
Texas Inds                                            63,087           2,340,528
Toll Brothers                                        104,955(b)        4,785,948
Tredegar                                             114,944           2,044,854
Universal Forest Products                             59,659           1,302,953
URS                                                   53,928(b)        1,627,547
Watts Inds Cl A                                       79,943           1,171,165
Total                                                                 60,409,571

Chemicals (2.4%)
Arch Chemicals                                        66,907           1,498,717
Cambrex                                               77,655           3,412,937
Chemed                                                29,645           1,130,957
ChemFirst                                             42,269           1,014,456
Georgia Gulf                                          95,618           1,902,798
Ionics                                                52,661(b)        1,774,676
MacDermid                                             96,842           1,740,251
Mississippi Chemical                                  78,785(b)          310,413
OM Group                                              83,380           5,578,122
Omnova Solutions                                     119,354             865,317
Penford                                               22,708             306,558
Quaker Chemical                                       27,523             605,506
Tetra Tech                                           156,893(b)        2,681,301
TETRA Technologies                                    42,455(b,e)        900,046
Waste Connections                                     82,648(b)        2,231,496
WD-40                                                 47,403           1,330,602
Wellman                                               95,973           1,286,038
Total                                                                 28,570,191

Communications equipment & services (1.5%)
Allen Telecom                                         84,809(b)          746,319
Aspect Communications                                156,452(b)          641,453
Boston Communications Group                           51,793(b)          424,703
C-COR.net                                             96,736(b,e)      1,733,509
Captaris                                              95,711(b)          311,061
Catapult Communications                               39,175(b)          955,870
Davox                                                 37,176(b)          341,276
Digi Intl                                             46,215(b)          288,382
DMC Stratex Networks                                 247,515(b)        1,861,313
General Communication Cl A                           164,792(b)        1,422,155
Harmonic                                             177,886(b)        2,374,777
InterVoice-Brite                                     100,824(b)          965,894
Metro One Telecommunications                          73,416(b)        1,795,021
Network Equipment Technologies                        66,677(b)          373,391
Proxim                                                83,090(b)          461,150
SymmetriCom                                           67,684(b)          521,167
Tollgrade Communications                              40,568(b)        1,004,869
ViaSat                                                74,242(b)          976,282
Total                                                                 17,198,592

Computers & office equipment (9.0%)
Adaptec                                              318,462(b)        5,652,700
American Management Systems                          125,680(b)        2,493,491
Analysts Intl                                         72,951             295,452
Artesyn Technologies                                 115,314(b)        1,203,878
Aspen Technology                                      95,090(b)        1,892,291
Avant!                                               113,970(b)        2,172,268
Avid Technology                                       78,505(b)          904,378
Aware                                                 68,257(b)          499,641
BARRA                                                 65,553(b)        3,651,957
Black Box                                             60,133(b)        3,169,610
BMC Inds                                              81,571             212,085
Brooktrout                                            37,463(b)          212,790
CACI Intl Cl A                                        69,771(b)        2,532,618
Carreker                                              65,978(b)          346,385
Ciber                                                182,414(b)        2,106,882
Cognex                                               132,077(b)        3,183,056
Computer Task Group                                   62,921(b)          254,830
Concord Communications                                50,430(b)        1,154,847
Dendrite Intl                                        119,035(b)        1,420,088
eFunds                                               139,810(b)        2,439,685
ePresence                                             69,620(b)          281,961
FactSet Research Systems                             100,882           3,904,132
Fair, Isaac & Co                                      67,495           3,854,638
FileNet                                              106,194(b)        2,431,843
HNC Software                                         106,523(b)        1,741,651
Hutchinson Technology                                 75,867(b)        1,680,454
Hyperion Solutions                                    98,756(b)        2,286,201
Insight Enterprises                                  125,598(b)        3,075,895
Inter-Tel                                             72,572           1,610,373
Intermagnetics General                                48,820(b)        1,202,437
Kronos                                                56,892(b)        3,072,168
Manhattan Associates                                  83,142(b)        2,216,566
MapInfo                                               44,506(b)          477,994
MAXIMUS                                               69,102(b)        2,442,756
Mercury Computer Systems                              66,229(b)        2,408,086
MICROS Systems                                        52,761(b)        1,623,984
Midway Games                                         128,580(b)        1,616,251
MRO Software                                          67,000(b)        1,755,400
NDCHealth                                            102,703           3,258,766
Netegrity                                            101,976(b)        1,595,924
NYFIX                                                 82,844(b)        1,350,357
PC-Tel                                                58,715(b)          528,435
Pegasus Solutions                                     74,152(b)        1,269,482

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Computers & office equipment (cont.)
Phoenix Technologies                                  76,005(b)         $947,022
Pinnacle Systems                                     170,490(b)        1,602,606
PRG-Schultz Intl                                     191,041(b)        1,887,485
Progress Software                                    107,120(b)        1,826,396
QRS                                                   47,035(b)          633,561
RadiSys                                               52,341(b)        1,046,820
Rainbow Technologies                                  78,622(b)          906,512
Read-Rite                                            359,965(b)        1,252,678
Roxio                                                 57,233(b)          922,024
SCM Microsystems                                      46,185(b)          674,301
SPSS                                                  50,388(b)          967,450
Standard Register                                     83,299           1,782,599
Systems & Computer Technology                         99,353(b)          937,892
Take-Two Interactive Software                        110,439(b)        2,049,748
THQ                                                   74,393(b)        3,350,661
Verity                                               106,631(b)        1,997,199
Visual Networks                                       96,082(b)          391,534
ZixIt                                                 51,582(b)          257,910
Total                                                                104,919,084

Electronics (10.1%)
Actel                                                 72,297(b)        1,529,082
Advanced Energy Inds                                  95,938(b)        2,465,607
Alliance Semiconductor                               129,279(b)        1,550,055
Alpha Inds                                           133,033(b)        2,801,675
Analogic                                              39,869           1,727,922
Anixter Intl                                         111,106(b)        3,188,742
AstroPower                                            43,324(b)        1,659,309
ATMI                                                  91,527(b)        2,702,792
Audiovox Cl A                                         68,987(b)          486,358
Axcelis Technologies                                 293,668(b)        4,034,998
AXT                                                   67,419(b)          741,609
BEI Technologies                                      43,532             755,280
Bel Fuse Cl A                                         32,380             851,594
Belden                                                74,088           1,563,257
Bell Microproducts                                    50,994(b)          739,413
Benchmark Electronics                                 59,243(b)        1,502,995
Brooks Automation                                     54,603(b)        2,671,725
Brush Engineered Materials                            50,080             666,064
C&D Technologies                                      78,918           1,649,386
Cable Design Technologies                            132,855(b)        1,700,544
Cohu                                                  61,751           1,247,370
CTS                                                   87,061(e)        1,314,621
Cymer                                                 92,558(b)        3,399,655
Dionex                                                66,310(b)        1,704,167
DuPont Photomasks                                     53,828(b)        2,691,400
Elantec Semiconductor                                 68,252(b)        2,783,999
Electro Scientific Inds                               81,979(b)        2,563,483
Electroglas                                           63,554(b)          969,834
ESS Technology                                       125,526(b)        2,499,223
Esterline Technologies                                62,625(b)        1,092,806
Exar                                                 118,197(b)        2,777,630
Gerber Scientific                                     66,490             644,288
Harman Intl Inds                                      96,474           4,555,502
Helix Technology                                      68,158           1,405,418
Itron                                                 47,985(b)        1,321,987
Kopin                                                197,245(b)        2,246,621
Kulicke & Soffa Inds                                 147,779(b)        2,430,965
MagneTek                                              67,931(b)          750,638
Methode Electronics Cl A                             108,021             972,189
Microsemi                                             84,749(b)        1,631,418
Park Electrochemical                                  58,510           1,550,515
Paxar                                                126,252(b)        2,083,158
Pericom Semiconductor                                 76,039(b)        1,155,793
Photon Dynamics                                       42,004(b)        1,686,041
Photronics                                            90,420(b)        3,145,712
Pioneer-Standard Electronics                          95,672           1,208,337
Power Integrations                                    84,203(b)        1,524,074
Rogers                                                47,322(b)        1,424,392
Rudolph Technologies                                  48,588(b)        1,753,055
SBS Technologies                                      43,743(b)          669,268
SLI                                                  100,562             249,394
Standard Microsystems                                 48,452(b)          927,856
Technitrol                                           101,576           2,529,242
Therma-Wave                                           86,263(b)        1,064,485
Three-Five Systems                                    64,461(b)          902,454
Trimble Navigation                                    75,237(b)        1,130,060
Triumph Group                                         47,651(b)        1,615,369
Ultratech Stepper                                     67,648(b)        1,034,338
Varian Medical Systems                               202,958(b)        7,996,546
Varian Semiconductor Equipment Associates             97,952(b)        3,815,230
Veeco Instruments                                     86,646(b)        3,010,082
Vicor                                                127,778(b)        2,012,504
X-Rite                                                64,217             577,953
Total                                                                117,057,479

Energy (2.9%)
Atmos Energy                                         123,135           2,598,149
Brown (Tom)                                          117,832(b)        2,904,559
Cabot Oil & Gas Cl A                                  95,277           1,910,304
Key Production                                        42,142(b)          674,272
Newfield Exploration                                 132,626(b)        4,255,968
Nuevo Energy                                          51,241(b)          727,622
NUI                                                   41,461             950,286
Patina Oil & Gas                                      63,871           1,662,562
Pogo Producing                                       161,705           4,117,009
St. Mary Land & Exploration                           83,615           1,726,650
Stone Energy                                          78,958(b)        2,720,893

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Energy (cont.)
Swift Energy                                          74,685(b)       $1,325,659
Vintage Petroleum                                    190,181           2,221,314
XTO Energy                                           372,634           6,032,944
Total                                                                 33,828,191

Energy equipment & services (1.9%)
Atwood Oceanics                                       41,702(b)        1,442,889
Cal Dive Intl                                         98,211(b)        2,273,585
Carbo Ceramics                                        45,022           1,593,779
Dril-Quip                                             52,137(b)        1,144,407
Evergreen Resources                                   56,032(b)        2,015,471
Input/Output                                         154,731(b)        1,338,423
Lone Star Technologies                                75,969(b)        1,143,333
Oceaneering Intl                                      71,254(b)        1,546,212
Plains Resources                                      70,290(b)        1,672,902
Prima Energy                                          38,352(b)          786,216
Remington Oil & Gas                                   67,648(b)        1,084,397
SEACOR SMIT                                           60,543(b)        2,603,350
Seitel                                                75,529(b)          974,324
Unit                                                 108,491(b)        1,350,713
Veritas DGC                                           93,028(b)        1,515,426
Total                                                                 22,485,427

Financial services (1.6%)
Bowne & Co                                            99,845           1,394,835
Delphi Financial Group Cl A                           61,471           2,090,014
Financial Federal                                     50,159(b)        1,497,246
Heidrick & Struggles Intl                             54,331(b)          896,462
Insurance Auto Auctions                               36,582(b)          583,117
Jefferies Group                                       74,438           3,163,615
Kansas City Southern Inds                            177,696(b)        2,455,759
Mutual Risk Management                               125,917(c)          682,470
Raymond James Financial                              145,090           4,863,416
Southwest Securities Group                            51,736           1,045,067
Total                                                                 18,672,001

Food (2.2%)
American Italian Pasta Cl A                           52,906(b)        2,169,146
Corn Products Intl                                   106,538           3,054,444
Delta & Pine Land                                    115,613           2,469,494
Fleming Companies                                    133,742           2,744,386
Hain Celestial Group                                 101,352(b)        2,309,812
Intl Multifoods                                       56,813(b)        1,261,249
J & J Snack Foods                                     25,931(b)          777,671
Lance                                                 87,393           1,271,568
Nash Finch                                            35,410           1,015,559
Performance Food Group                               131,918(b)        5,039,267
Ralcorp Holdings                                      90,176(b)        2,262,516
United Natural Foods                                  56,276(b)        1,293,785
Total                                                                 25,668,897

Furniture & appliances (1.4%)
Aaron Rents                                           60,241           1,075,302
Bassett Furniture Inds                                35,349             549,323
Briggs & Stratton                                     65,134           2,777,965
Ethan Allen Interiors                                116,587           4,649,489
Fedders                                               92,835             292,430
Interface                                            153,220             827,388
La-Z-Boy                                             183,195           4,076,089
Natl Presto Inds                                      20,609             587,357
Royal Appliance Mfg                                   41,554(b)          206,939
Salton                                                33,112(b)          695,352
Thomas Inds                                           45,820           1,145,500
Total                                                                 16,883,134

Health care (6.5%)
Advanced Tissue Sciences                             220,528(b)          926,218
Alpharma Cl A                                        128,857           3,318,068
ArthroCare                                            68,691(b)          958,926
Bio-Technology General                               175,597(b)        1,457,455
Cephalon                                             152,461(b)        9,998,391
Coherent                                              85,307(b)        2,676,934
Conmed                                                76,021(b)        1,558,431
Cooper Companies                                      45,640           2,138,234
Cygnus                                                99,051(b)          515,065
Datascope                                             44,521           1,419,775
Diagnostic Products                                   85,199           3,342,357
Enzo Biochem                                          85,733(b)        1,868,111
Haemonetics                                           79,582(b)        2,284,799
Hologic                                               54,811(b)          715,284
IDEXX Laboratories                                   101,298(b)        2,574,995
INAMED                                                60,597(b)        1,939,710
Invacare                                              92,570           3,133,495
Medicis Pharmaceutical Cl A                           91,337(b)        5,293,893
Mentor                                                70,425           2,305,715
MGI Pharma                                            72,526(b)        1,127,779
Noven Pharmaceuticals                                 67,706(b)        1,105,639
Organogenesis                                        111,747(b)          290,542
Osteotech                                             42,440(b)          364,984
Priority Healthcare Cl B                             136,871(b)        4,022,639
Regeneron Pharmaceuticals                            131,854(b)        3,269,979
ResMed                                                96,227(b)        4,137,761
Respironics                                           91,886(b)        2,672,045
Spacelabs Medical                                     29,356(b)          354,620
Syncor Intl                                           74,652(b)        1,963,348
Techne                                               125,119(b)        3,842,404
Theragenics                                           89,422(b)          790,490
Viasys Healthcare                                     78,388(b)        1,783,327
Vital Signs                                           38,937           1,321,911
Total                                                                 75,473,324

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Health care services (5.2%)
Accredo Health                                        78,542(b)       $3,768,445
AdvancePCS                                           277,782(b)        8,575,131
ArQule                                                61,284(b)          811,400
Cerner                                               105,411(b)        5,101,893
Coventry Health Care                                 197,667(b)        4,437,624
CryoLife                                              56,906(b)        1,587,108
Curative Health Services                              21,821(b)          474,607
IMPATH                                                48,483(b)        1,830,233
Mid Atlantic Medical Services                        146,166(b)        3,661,458
Orthodontic Centers of America                       150,698(b)        3,895,543
Owens & Minor                                        102,103           1,985,903
PAREXEL Intl                                          74,812(b)        1,035,398
Pediatrix Medical Group                               73,721(b)        2,462,281
Pharmaceutical Product Development                   156,531(b)        5,079,432
Province Healthcare                                   95,404(b)        3,312,427
RehabCare Group                                       52,221(b)        1,202,127
Renal Care Group                                     148,310(b)        4,587,228
Sierra Health Services                                84,055(b)          881,737
Sunrise Assisted Living                               66,533(b)        1,733,185
SurModics                                             50,491(b)        1,903,511
US Oncology                                          285,768(b)        2,443,316
Total                                                                 60,769,987

Household products (1.0%)
Action Performance Companies                          51,157(b)        2,053,953
Applica                                               70,054(b)          483,373
Enesco Group                                          41,442(b,e)        252,796
Libbey                                                46,158           1,594,759
Nature's Sunshine Products                            49,061             645,152
Scotts Cl A                                           86,908(b)        4,135,951
Sola Intl                                             72,647(b)        1,452,214
Valence Technology                                   137,335(b)          556,207
Total                                                                 11,174,405

Industrial equipment & services (3.4%)
Applied Industrial Technologies                       57,916           1,077,238
Arctic Cat                                            70,329           1,262,406
Astec Inds                                            59,053(b)          750,564
Barnes Group                                          55,507           1,337,719
Clarcor                                               74,224           2,000,337
Flow Intl                                             45,926(b)          533,660
G & K Services Cl A                                   62,231           2,202,977
Gardner Denver                                        47,080(b)          998,096
Graco                                                 93,734           3,604,072
IDEX                                                  92,534           3,146,156
JLG Inds                                             131,640           1,498,063
Keithley Instruments                                  47,575             991,939
Kroll                                                 67,886(b)        1,283,045
Lawson Products                                       29,051             811,975
Lindsay Mfg                                           35,081             675,309
Lydall                                                47,991(b)          542,298
Manitowoc                                             73,184           2,440,686
Milacron                                             100,897           1,468,051
Regal Beloit                                          62,936           1,374,522
Robbins & Myers                                       35,464             829,858
Roper Inds                                            93,049           4,651,521
Timken                                               180,421           2,994,989
Toro                                                  37,677           1,844,289
Watsco                                                80,374           1,085,049
Wolverine Tube                                        36,471(b)          408,475
Total                                                                 39,813,294

Insurance (2.0%)
First American                                       206,877           3,823,086
Fremont General                                      213,260           1,364,864
Hilb, Rogal & Hamilton                                85,220           3,131,835
Hooper Holmes                                        194,796           1,651,870
LandAmerica Financial Group                           56,020           1,514,221
Philadelphia Consolidated Holding                     62,988(b)        2,624,710
Presidential Life                                     88,397           1,862,525
RLI                                                   29,591           1,355,268
SCPIE Holdings                                        28,080             822,744
Selective Insurance Group                             76,787           1,605,616
Stewart Information Services                          53,602(b)        1,066,680
Trenwick Group                                       111,129(c)        1,027,943
Zenith Natl Insurance                                 52,857(e)        1,606,853
Total                                                                 23,458,215

Leisure time & entertainment (1.2%)
Aztar                                                110,213(b)        2,129,315
Bally Total Fitness Holdings                          87,610(b)        1,699,634
Coachmen Inds                                         47,991             777,454
Concord Camera                                        82,650(b)          585,162
Huffy                                                 31,294(b,e)        200,282
K2                                                    54,084(b)          378,588
Pinnacle Entertainment                                76,708(b)          506,273
Polaris Inds                                          69,238           3,939,641
Thor Inds                                             42,622           2,067,167
WMS Inds                                              97,050(b)        1,677,995
Total                                                                 13,961,511

Media (0.9%)
4 Kids Entertainment                                  36,787(b)          694,906
Advanced Marketing Services                           57,596           1,232,554
ADVO                                                  61,296(b)        2,334,766
Consolidated Graphics                                 39,652(b)          800,970
Harland (John H)                                      87,565           2,140,964
Information Holdings                                  65,595(b)        1,815,014

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Media (cont.)
Information Resources                                 88,379(b)         $750,338
Penton Media                                          96,281             662,413
Thomas Nelson                                         43,242             522,363
Total                                                                 10,954,288

Metals (1.6%)
Castle (AM)                                           42,543             387,141
Century Aluminum                                      61,844             796,551
Cleveland-Cliffs                                      30,583             532,144
Commercial Metals                                     39,157           1,424,532
Commonwealth Inds                                     49,622             287,808
IMCO Recycling                                        44,472(b)          359,778
Material Sciences                                     44,457(b)          457,907
Mueller Inds                                         100,822(b)        3,326,119
Quanex                                                40,354           1,182,372
Reliance Steel & Aluminum                             95,181           2,474,706
RTI Intl Metals                                       62,493(b)          629,929
Ryerson Tull                                          74,733             915,479
Shaw Group                                           123,033(b)        2,461,890
Steel Dynamics                                       137,908(b)        1,887,961
Steel Technologies                                    30,827             262,030
Stillwater Mining                                    116,828(b)        1,829,526
Total                                                                 19,215,873

Miscellaneous (2.1%)
ABM Inds                                              73,262           2,234,491
American States Water                                 30,390           1,100,118
Champion Enterprises                                 145,349(b)        1,796,514
Cross (AT) Cl A                                       50,620(b)          313,844
JAKKS Pacific                                         55,691(b)        1,127,743
Philadelphia Suburban                                205,623           4,811,578
PolyMedica                                            37,116(b)          738,980
PolyOne                                              282,482           2,838,944
Radiant Systems                                       82,605(b)          797,138
SCP Pool                                              75,264(b)        2,135,992
Stratos Lightwave                                    193,231(b)        1,033,786
Supertex                                              37,445(b)          752,645
Sybron Dental Specialties                            114,205(b)        2,224,713
UCBH Holdings                                         58,357           1,797,396
Ultimate Electronics                                  33,363(b)          964,524
Total                                                                 24,668,406

Multi-industry conglomerates (4.6%)
Acuitiy Brands                                       124,293           1,622,024
Administaff                                           83,200(b)        1,881,152
Arbitron                                              87,951(b)        2,769,577
Argosy Gaming                                         86,824(b)        3,210,751
Baldor Electric                                      102,154           2,221,850
Brady Cl A                                            69,147           2,544,610
CDI                                                   57,572(b)        1,209,012
Corinthian Colleges                                   64,049(b)        2,810,470
CUNO                                                  49,411(b)        1,764,467
F.Y.I.                                                52,390(b)        1,474,779
Franklin Covey                                        59,942(b)          197,809
Global Payments                                      110,132           3,955,940
Griffon                                               98,633(b,e)      1,550,511
Hall, Kinion & Associates                             38,994(b)          294,015
Imagistics Intl                                       58,814(b)          969,255
ITT Educational Services                              71,321(b)        2,973,371
Labor Ready                                          122,155(b)          597,338
Meade Instruments                                     49,661(b,e)        139,051
MemberWorks                                           45,178(b)          760,798
Mobile Mini                                           42,492(b)        1,584,527
New England Business Service                          38,132             781,706
On Assignment                                         67,486(b)        1,340,272
Pre-Paid Legal Services                               64,380(b)        1,346,830
Spherion                                             175,851(b)        1,776,095
Standex Intl                                          36,585             804,138
StarTek                                               42,458(b)          768,490
Teledyne Technologies                                 95,964(b)        1,487,442
Triarc Companies                                      61,435(b)        1,655,673
Valmont Inds                                          73,781           1,069,825
Volt Information Sciences                             45,874(b)          724,809
Woodward Governor                                     34,141           1,861,709
Zebra Technologies Cl A                               95,112(b)        5,044,739
Total                                                                 53,193,035

Paper & packaging (0.7%)
AptarGroup                                           108,079           3,467,174
Buckeye Technologies                                 104,539(b)        1,291,057
Caraustar Inds                                        83,986             688,685
Chesapeake                                            45,730           1,322,512
Deltic Timber                                         35,841           1,042,973
Pope & Talbot                                         47,083             675,641
Total                                                                  8,488,042

Real estate investment trust (0.6%)
Colonial Properties Trust                             62,885           2,011,691
Kilroy Realty                                         82,687           2,100,250
Shurgard Storage Centers Cl A                         98,012           3,244,197
Total                                                                  7,356,138

Restaurants & lodging (3.7%)
Applebee's Intl                                      111,673           4,204,488
CEC Entertainment                                     84,056(b)        3,778,317
Cheesecake Factory (The)                             146,073(b)        5,244,020
IHOP                                                  62,385(b)        1,793,569
Jack in the Box                                      118,426(b)        3,315,928
Landry's Restaurants                                  64,814           1,554,240
Lone Star Steakhouse & Saloon                         72,535           1,414,433

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Restaurants & lodging (cont.)
Luby's Cafeterias                                     67,603(b)         $425,899
Marcus                                                88,107           1,374,469
O`Charley's                                           56,155(b)        1,239,341
P.F. Chang's China Bistro                             36,010(b)        2,089,660
Panera Bread Cl A                                     42,619(b)        2,663,688
Prime Hospitality                                    134,962(b)        1,464,338
RARE Hospitality Intl                                 64,685(b)        1,728,383
Ruby Tuesday                                         191,541           4,836,410
Ryan's Family Steak Houses                            91,958(b)        1,989,052
Sonic                                                 80,212(b)        3,048,056
Steak n Shake                                         86,618(b)        1,125,168
Total                                                                 43,289,459

Retail (7.6%)
99 Cents Only Stores                                 156,299(b)        5,565,807
AnnTaylor Stores                                      87,894(b)        3,405,893
Casey's General Stores                               149,283           2,258,652
Cash America Intl                                     74,353             612,669
Cato Cl A                                             76,051           1,622,928
Checkpoint Systems                                    95,455(b)        1,288,643
Christopher & Banks                                   74,755(b)        2,444,489
Cost Plus                                             64,631(b)        1,745,037
CPI                                                   23,802             373,691
Dept 56                                               38,880(b)          384,912
Dress Barn                                            55,124(b)        1,476,772
Factory 2-U Stores                                    38,660(b)          686,602
Footstar                                              60,072(b)        1,454,343
Fossil                                                90,960(b)        2,130,283
Goody's Family Clothing                               97,836(b)          419,716
Great Atlantic & Pacific Tea                         115,613(b)        2,975,879
Gymboree                                              85,213(b)        1,191,278
Hancock Fabrics                                       53,698             796,341
Jo-Ann Stores Cl A                                    55,561(b)          594,503
Linens `N Things                                     122,457(b)        3,532,884
Men's Wearhouse                                      123,479(b)        2,746,173
Michaels Stores                                      195,541(b)        6,843,934
NBTY                                                 196,847(b)        2,996,011
Pacific Sunwear of California                         98,714(b)        2,268,448
Pep Boys - Manny, Moe & Jack                         154,888           2,547,908
Phillips-Van Heusen                                   83,262           1,024,123
Pier 1 Imports                                       280,700           5,302,423
Regis                                                126,548           3,358,584
Russ Berrie                                           60,666           1,813,913
School Specialty                                      53,774(b)        1,310,472
ShopKo Stores                                         86,675(b)        1,053,968
Stein Mart                                           124,220(b)        1,100,589
Sturm, Ruger & Co                                     81,134           1,002,005
Too                                                   93,589(b)        2,547,493
United Stationers                                    102,076(b)        4,023,836
Wet Seal Cl A                                         59,587(b)        1,605,870
Whole Foods Market                                   162,712(b)        6,964,073
Zale                                                 105,109(b)        4,777,204
Total                                                                 88,248,349

Textiles & apparel (2.0%)
Angelica                                              25,949             306,198
Ashworth                                              39,790(b)          296,436
Brown Shoe                                            52,664             839,464
Burlington Coat Factory Warehouse                    133,850           2,308,913
Chico's FAS                                          122,376(b)        3,665,161
Genesco                                               66,253(b)        1,681,501
Haggar                                                19,256             246,669
Hot Topic                                             62,523(b)        2,096,396
K-Swiss Cl A                                          27,866           1,070,054
Kellwood                                              68,559           1,652,272
Nautica Enterprises                                  100,016(b)        1,400,224
Oshkosh B'Gosh Cl A                                   36,091           1,513,657
Oxford Inds                                           22,644             571,761
Quiksilver                                            69,837(b)        1,282,207
Russell                                               96,459           1,543,344
Stride Rite                                          126,195             880,841
Wolverine World Wide                                 125,227           1,872,144
Total                                                                 23,227,242

Transportation (1.9%)
Arkansas Best                                         73,600(b)        2,219,040
Forward Air                                           65,089(b)        1,887,581
Heartland Express                                     95,600(b)        3,350,780
Landstar System                                       24,382(b)        2,116,601
Offshore Logistics                                    66,059(b)        1,097,901
Roadway Express                                       57,959           2,327,054
USFreightways                                         79,576           2,918,052
Wabash Natl                                           69,373             548,047
Werner Enterprises                                   143,320           4,172,045
Yellow                                                74,737(b)        1,872,909
Total                                                                 22,510,010

Utilities -- electric (1.5%)
Avista                                               143,368           1,962,708
Central Vermont Public Service                        34,867             606,686
CH Energy Group                                       49,330           2,316,044
El Paso Electric                                     151,909(b)        2,134,321
Green Mountain Power                                  17,124             316,794
NorthWestern                                          82,599           1,709,799
RGS Energy Group                                     104,509           4,107,203
UIL Holdings                                          43,189           2,293,768
Unisource Energy                                     100,975           1,855,921
Total                                                                 17,303,244

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Utilities -- gas (1.9%)
Cascade Natural Gas                                   33,299            $646,001
Energen                                               93,912           2,150,585
Kirby                                                 72,331(b)        1,981,869
Laclede Group                                         56,915           1,317,013
New Jersey Resources                                  53,641           2,433,692
Northwest Natural Gas                                 75,894           1,984,628
Piedmont Natural Gas                                  97,539           3,288,040
Southern Union                                       157,213(b)        2,932,022
Southwest Gas                                         97,698           2,334,982
Southwestern Energy                                   75,951(b)          873,437
UGI                                                   82,057           2,329,598
Total                                                                 22,271,867

Utilities -- telephone (--%)
Brightpoint                                          168,385(b)          479,897

Total common stocks
(Cost: $1,098,754,212)                                            $1,147,062,125

Other (--%)
Issuer                                                Shares            Value(a)

Orbital Sciences
     Warrants                                          5,207(b)          $12,861

Total other
(Cost: $--)                                                              $12,861

Short-term securities (3.6%)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nt
         04-10-02               1.68%             $5,000,000          $4,983,945
Federal Home Loan Mtge Corp Disc Nts
         02-05-02               1.68                 500,000             499,883
         02-07-02               1.94               8,000,000           7,997,413
         03-26-02               1.71               3,200,000           3,191,792
Federal Natl Mtge Assn Disc Nts
         02-08-02               1.73               5,000,000           4,998,078
         02-14-02               1.98               4,900,000           4,896,922
         02-15-02               1.80               3,100,000           3,097,878
         04-17-02               1.72               4,100,000           4,085,478
Total                                                                 33,751,389

Commercial paper (0.7%)
Cargill
         02-01-02               1.92               2,400,000(d)        2,399,872
Kimberly Clark
         03-20-02               1.64               1,000,000(d)          997,813
Morgan Stanley, Dean Witter & Co
         03-12-02               1.73               4,100,000           4,091,572
Natl Rural Utilities
         02-04-02               1.82                 500,000             499,899
Procter & Gamble
         02-05-02               1.80                 500,000(d)          499,875
Total                                                                  8,489,031

Total short-term securities
(Cost: $42,241,486)                                                  $42,240,420

Total investments in securities
(Cost: $1,140,995,698)(f)                                         $1,189,315,406

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2002, the value of foreign securities represented 0.2% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

    Type of security                                                   Contracts
    Purchase contracts
    Russell 2000 Index, March 2002                                           69

(f) At Jan. 31, 2002, the cost of securities for federal income tax purposes was $1,153,218,038 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 221,529,192
    Unrealized depreciation                                        (185,431,824)
                                                                   ------------
    Net unrealized appreciation                                   $  36,097,368
                                                                   ------------

--------------------------------------------------------------------------------
30 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Company Index Fund
Fiscal year ended Jan. 31, 2002

Class A
Income distribution taxable as dividend income, 40.88% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.01141

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.26183
Total distributions                                                     $0.27324

The distribution of $0.27324 per share, payable Dec. 21, 2001, consisted of $0.01141 from net short-term capital gains and $0.26183 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 40.88% qualifying for deductions by corporations.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.01141

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.26183
Total distributions                                                     $0.27324

The distribution of $0.27324 per share, payable Dec. 21, 2001, consisted of $0.01141 from net short-term capital gains and $0.26183 from net long-term capital gains.

Class Y
Income distribution taxable as dividend income, 40.88% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.01141

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 21, 2001                                                           $0.26183
Total distributions                                                     $0.27324

The distribution of $0.27324 per share, payable Dec. 21, 2001, consisted of $0.01141 from net short-term capital gains and $0.26183 from net long-term capital gains.

--------------------------------------------------------------------------------
31 AXP SMALL COMPANY INDEX FUND -- ANNUAL REPORT

AXP Small Company Index Fund     Ticker Symbol
70100 AXP Financial Center       Class A: ISIAX   Class B: ISIBX   Class Y:ISCYX
Minneapolis, MN 55474

americanexpress.com

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.
                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6357 K (4/02)